Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES DISCLOSURE [Abstract]
Commitments and Contingencies
26.	COMMITMENTS AND CONTINGENCIES

Operating lease agreements

The Group has entered into leasing arrangements relating to office premises and computer equipment that are classified as operating leases, which expire at various dates through December 2018. Future minimum lease payments for non-cancelable operating leases as of December 31, 2013 are as follows:

	Office Premises	Server leasing and maintenance fees	Total
	RMB	RMB	RMB

2014	54,377	64,771	119,148
2015	52,765	10,348	63,113
2016	40,864	—	40,864
2017	26,425	—	26,425
2018	27,256	—	27,256
Total	201,687	75,119	276,806

As of December 31, 2013, the Group had leased servers under operating lease arrangements where the lease payments are calculated based on certain formulas, as specified in the agreements, with reference to the actual usage of the servers. The server leasing rental expenses under these operating leases amounted to approximately RMB142,130, RMB133,501 and RMB114,462 during the years ended December 31, 2011, 2012 and 2013, respectively. As the future lease payments for these arrangements are based on the actual number of users and thus cannot be reasonably estimated, they are not included in the minimum lease payments as disclosed above.

 Total rental expenses including server leasing rental, office rental and server maintenance were approximately RMB192,888, RMB207,362 and RMB186,102 during the years ended December 31, 2011, 2012 and 2013, respectively, and were charged to the statements of operations and comprehensive income when incurred.

As of December 31, 2013, the Group also has commitments in respect of the maintenance contracts in relation to the servers owned by the Group and server leasing contracts amounting to RMB75,119.

As of December 31, 2013, there are no material capital lease obligations.

Capital commitments

As of December 31, 2013, capital commitments for purchase of equipment and game licenses were approximately RMB100,220.

Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies” and other related guidance. Set forth below is a description of certain loss contingencies as well as the opinion of management as to the likelihood of loss.

Matters related to VIEs

The Company’s VIEs hold the licenses that are essential to the operation of the Company’s business, as further described in Note 2(3), due to restrictions imposed by current PRC laws and regulations on foreign ownership in PRC companies involved in certain activities such as internet and online gaming business. In the opinion of management, (i) the ownership structure of the Company, its PRC subsidiaries, and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs and their shareholders were found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations.

Under PRC Ministry of Commerce (“MOFCOM”) security review rules promulgated in September 2011, a national security review is required for certain mergers and acquisitions by foreign investors raising concerns regarding national defense and security. Foreign investors are prohibited from circumventing the national security review requirements by structuring transactions through proxies, trusts, indirect investment, leases, loans, control through contractual arrangements, or offshore transactions. Management has concluded there is no need to submit the existing contractual arrangements with its VIEs and their shareholders to the MOFCOM for national security review based upon analysis of the rules. However, there are substantial uncertainties regarding the interpretation and application of the MOFCOM security review rules, and any new laws, rules, regulations or detailed implementation measures in any form relating to such rules. Therefore, the Company cannot be assured that the relevant PRC regulatory authorities, such as the MOFCOM, would not ultimately take a contrary view to the opinion of management. If the MOFCOM or another PRC regulatory authority determines that the Company needs to submit the existing contractual arrangements with its VIEs and their shareholders for national security review, the Company may face sanctions by the MOFCOM or other PRC regulatory authority, which may include, among others, requiring the Company to restructure its ownership structure, discontinuation or restriction of operations in the PRC, or invalidation of the agreements that the PRC subsidiaries have entered into with the VIEs and their shareholders.

 In such case, the Company may not be able to operate or control business in the same manner as it currently does, and therefore, may not be able to consolidate the VIEs. In addition, the relevant regulatory authorities would have broad discretion in dealing with such violations which may adversely impact the financial statements, operations and cash flows of the Company (including restrictions on the Company to carry out business).

If the VIEs and their shareholders fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under PRC laws. The PRC laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and may materially and adversely affect the results of operations and the financial position of the Company.

In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs and their shareholders is remote.

Other contingencies

On November 8, 2010, a former shareholder of Chengdu Simo (an entity owned by one of the Group’s principal VIEs, Shulong) filed a claim with the Sichuan Superior People’s Court against Shulong, alleging that Shulong had failed to pay RMB48.8 million of deferred acquisition consideration (accrued and included in “other payables and accruals” at December 31, 2012 (Note 15)) in connection with the purchase of all of the outstanding shares of Chengdu Simo prior to 2011. This amount represented the final payment amount to be paid by Shulong to the shareholder upon the achievement of certain milestones relating to the game “Qi Xia Tian Xia” which Shulong believed had not been achieved. The shareholder requested relief of the RMB48.8 million plus accrued interest. In a separate but related action, on September 13, 2011, Shulong filed a claim with Shanghai No.1 Intermediate People’s Court against the same former shareholder, alleging that the former shareholder had failed to perform the obligations in the share purchase agreement. In final verdicts related to these actions, in the third quarter of 2013, the Shanghai Higher People’s Court determined that Shulong should pay the former shareholder the previously recorded acquisition consideration of RMB48.8 million plus accrued interest of approximately RMB10.1 million. The Shanghai Higher People’s Court also supported Shulong’s separate counterclaim and determined that the former shareholder should compensate Shulong RMB70.0 million due to the shareholder’s breaches under the share purchase agreement. Given the aforementioned verdicts are final and not subject to further appeal, the Group agreed to settle the actions on a net basis with the former shareholder in the fourth quarter of 2013, implying a net cash payment to the Group from the former shareholder of RMB11.1 million (RMB70.0 million gain less the RMB10.1 million interest and the previously recorded acquisition consideration of RMB48.8 million). The effect of the aforementioned actions resulted in the Group recognizing a net gain of RMB59.9 million (the RMB70.0 million gain, less the RMB10.1 million interest) under “Settlement of gain contingency with former shareholder” within operating income. The net cash settlement received by the Group subsequent to December 31, 2013 was RMB11.1 million.